[LOGO] STANDISH FUNDS(R)

Financial Report              Standish Equity Fund
--------------------------------------------------------------------------------
Six Months Ended
March 31, 2000
(Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Equity Portfolio ("Portfolio"), at
    value (Note 1A)                                                        $     111,811,666
  Receivable for Fund shares sold                                                     10,700
  Prepaid expenses                                                                     8,763
                                                                           -----------------
    Total assets                                                                 111,831,129

LIABILITIES
  Payable for Fund shares redeemed                              $ 9,235
  Accrued accounting, custody and transfer agent fees             6,622
  Accrued trustees' fees and expenses (Note 2)                    1,000
  Accrued expenses and other liabilities                         10,241
                                                                -------
    Total liabilities                                                                 27,098
                                                                           -----------------
NET ASSETS                                                                 $     111,804,031
                                                                           =================
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $      93,675,005
  Accumulated net realized gain                                                    1,258,999
  Undistributed net investment income                                                241,636
  Net unrealized appreciation                                                     16,628,391
                                                                           -----------------
TOTAL NET ASSETS                                                           $     111,804,031
                                                                           =================
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                          2,788,460
                                                                           =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Net Assets/Shares outstanding)                                          $           40.10
                                                                           =================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio                                    $        623,729
  Interest income allocated from Portfolio                                             142,374
  Expenses allocated from Portfolio                                                   (356,336)
                                                                              ----------------
    Net investment income allocated from Portfolio                                     409,767

EXPENSES
  Accounting, custody and transfer agent fees                   $   17,712
  Registration fees                                                 14,488
  Legal and audit services                                           9,277
  Trustees' fees and expenses (Note 2)                               2,000
  Insurance expense                                                    540
  Miscellaneous                                                      7,549
                                                                ----------
      Total expenses                                                51,566

Deduct:
  Reimbursement of Fund operating expenses (Note 2)                 (9,961)
                                                                ----------
    Net expenses                                                                        41,605
                                                                              ----------------
        Net investment income                                                          368,162
                                                                              ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                             3,599,863
    Financial futures contracts                                    588,499
                                                                ----------
      Net realized gain                                                              4,188,362
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                        7,531,141
    Financial futures contracts                                    162,810
                                                                ----------
      Net change in unrealized appreciation (depreciation)                           7,693,951
                                                                              ----------------
    Net realized and unrealized gain on investments                                 11,882,313
                                                                              ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $     12,250,475
                                                                              ================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                 MARCH 31, 2000         YEAR ENDED
                                                                  (UNAUDITED)       SEPTEMBER 30, 1999
                                                                ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                           $    368,162        $   1,459,975
  Net realized gain                                                  4,188,362            6,409,910
  Net change in unrealized appreciation (depreciation)               7,693,951           19,682,441
                                                                  ------------        -------------
  Net increase in net assets from investment operations             12,250,475           27,552,326
                                                                  ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                          (402,197)          (1,120,754)
  From net realized gains on investments                            (5,643,568)         (21,379,747)
                                                                  ------------        -------------
  Total distributions to shareholders                               (6,045,765)         (22,500,501)
                                                                  ------------        -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                   4,488,330           42,766,447
  Value of shares issued to shareholders in payment of
    distributions declared                                           5,882,553           21,902,549
  Cost of shares redeemed                                          (35,327,739)        (137,486,416)
                                                                  ------------        -------------
  Net decrease in net assets from Fund share transactions          (24,956,856)         (72,817,420)
                                                                  ------------        -------------
TOTAL DECREASE IN NET ASSETS                                       (18,752,146)         (67,765,595)

NET ASSETS
  At beginning of period                                           130,556,177          198,321,772
                                                                  ------------        -------------
  At end of period (including undistributed net investment
    income of $241,636 and $275,671, respectively)                $111,804,031        $ 130,556,177
                                                                  ============        =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS          YEAR ENDED         NINE MONTHS
                                              ENDED           SEPTEMBER 30,           ENDED          YEAR ENDED DECEMBER 31,
                                          MARCH 31, 2000  ----------------------  SEPTEMBER 30,  --------------------------------
                                          (UNAUDITED)(1)   1999(1)       1998         1997          1996       1995       1994
                                          --------------  ----------  ----------  -------------  ----------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $  37.79      $  37.47    $  48.81     $  38.79      $  34.81    $ 28.66    $ 30.89
                                             --------      --------    --------     --------      --------    -------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                         0.12          0.29        0.30         0.39          0.60       0.76       0.45
  Net realized and unrealized gain
    (loss) on investments                        4.19          4.49       (4.30)       12.79          8.52       9.94      (1.62)
                                             --------      --------    --------     --------      --------    -------    -------
Total from investment operations                 4.31          4.78       (4.00)       13.18          9.12      10.70      (1.17)
                                             --------      --------    --------     --------      --------    -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.13)        (0.23)      (0.29)       (0.43)        (0.56)     (0.78)     (0.44)
  In excess of net investment income               --            --       (0.01)          --            --         --         --
  From net realized gain on investments         (1.87)        (4.23)      (7.04)       (2.73)        (4.58)     (3.77)     (0.62)
                                             --------      --------    --------     --------      --------    -------    -------
Total distributions to shareholders             (2.00)        (4.46)      (7.34)       (3.16)        (5.14)     (4.55)     (1.06)
                                             --------      --------    --------     --------      --------    -------    -------
NET ASSET VALUE, END OF PERIOD               $  40.10      $  37.79    $  37.47     $  48.81      $  38.79    $ 34.81    $ 28.66
                                             ========      ========    ========     ========      ========    =======    =======

TOTAL RETURN+++                                 11.74%++      12.29%      (9.33)%      35.13%++      26.84%     37.55%     (3.78)%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                  0.71%+        0.66%       0.71%        0.71%+        0.71%      0.69%      0.70%
  Net Investment Income (to average
    daily net assets)*                           0.66%+        0.74%       0.69%        0.95%+        1.53%      2.05%      1.55%
  Portfolio Turnover(3)                            --            --          --           --            41%       128%       100%
  Net Assets, End of Period (000's
    omitted)                                 $111,804      $130,556    $198,322     $170,170      $105,855    $88,532    $86,591

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all of its operating expenses. If this voluntary reduction had not been taken, the investment income per share and ratios would have been:

Net investment income per share              $   0.12            --          --     $   0.38      $   0.59         --         --
Ratios (to average daily net assets):
  Expenses (2)                                   0.73%+          --          --         0.72%+        0.72%        --         --
  Net investment income                          0.64%+          --          --         0.93%+        1.52%        --         --

+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in absence of expense waivers.
(1)  Calculated based on average shares outstanding
(2) Includes the Fund's share of Standish Equity Portfolio's allocated expenses for periods since May 3, 1996.
(3) Portfolio turnover represents activity while the Fund was investing directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Equity Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 65% at March 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, interest income was determined on the basis of interest accrued, dividend income was recorded on the ex-dividend date and realized gains and losses from securities sold were recorded on the identified cost basis.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. OTHER

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      The fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              STANDISH EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.71% of the Funds average daily net assets for the six months ended
      March 31, 2000. Pursuant to this agreement, for the six months ended
      March 31, 2000, SA&W voluntarily reimbursed the Fund for $9,961 of its operating expenses. This agreement is temporary and voluntary and may be discontinued or revised by SA&W at any time. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2000 aggregated $4,479,068 and $35,669,792, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2000         YEAR ENDED
                                                                           (UNAUDITED)       SEPTEMBER 30, 1999
                                                                         ----------------    ------------------
         Shares sold                                                          121,467             1,077,765
         Shares issued to shareholders in payment of distributions
           declared                                                           156,326               554,118
         Shares redeemed                                                     (944,560)           (3,470,039)
                                                                             --------            ----------
         Net decrease                                                        (666,767)           (1,838,156)
                                                                             ========            ==========

      At March 31, 2000, one shareholder held of record approximately 13% of the total outstanding shares of the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
EQUITIES -- 93.7%

BASIC INDUSTRY -- 2.1%
Dow Chemical                                              10,700  $  1,219,800
LaFarge Corp.                                             22,400       532,000
Nucor Corp.                                               14,000       700,000
Westvaco Corp.                                            34,100     1,138,087
                                                                  ------------
                                                                     3,589,887
                                                                  ------------
CAPITAL GOODS -- 8.4%
Advanced Energy Industries*                               12,900       657,900
Boeing Co.                                                42,200     1,600,962
General Dynamics                                          28,900     1,437,775
Ingersoll Rand Co.                                        42,900     1,898,325
Navistar International*                                   18,800       754,350
Tyco International Ltd.                                   71,900     3,586,012
US Freightways Corp.                                      46,100     1,725,869
United Technologies Corp.                                 45,500     2,875,031
                                                                  ------------
                                                                    14,536,224
                                                                  ------------
CONSUMER STABLE -- 8.9%
Ball Corp.                                                17,400       601,387
Bestfoods                                                 54,700     2,560,644
CVS Corp.                                                 66,800     2,509,175
McCormick & Co., Inc.                                     26,600       857,850
Quaker Oats Company                                       46,600     2,825,125
Safeway, Inc.*                                            89,600     4,054,400
Supervalu, Inc.                                           48,100       910,894
Universal Foods Corp.                                     49,900     1,066,612
                                                                  ------------
                                                                    15,386,087
                                                                  ------------
EARLY CYCLICAL -- 1.7%
General Motors Corp.                                      15,000     1,242,187
Kaufman And Broad Home                                    45,000       964,687
Whirlpool Corp.                                           12,100       709,362
                                                                  ------------
                                                                     2,916,236
                                                                  ------------
ENERGY -- 6.2%
BP Amoco PLC ADR                                          54,790     2,907,294
Chevron Corp.                                              8,500       785,719
Coastal Corp.                                             46,700     2,148,200
El Paso Energy Corp.                                      59,000     2,382,125
Exxon Mobil Corp.                                         31,802     2,474,593
                                                                  ------------
                                                                    10,697,931
                                                                  ------------
FINANCIAL -- 10.9%
AMBAC Inc.                                                28,000     1,410,500
Americredit*                                              55,500       905,344
Chase Manhattan Corp.                                     22,100     1,926,844
Conseco, Inc.                                             60,300       689,681

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Cullen/Frost Bankers, Inc.                                29,900  $    790,481
Federal Home Loan Mortgage Corp.                          24,400     1,078,175
Federal National Mortgage Association                     23,600     1,331,925
Firstar Corp.                                             51,500     1,181,281
Fleet Financial Group, Inc.                               78,600     2,868,900
Golden West Financial Corp.                               50,400     1,571,850
MBNA Corp.                                                30,700       782,850
PNC Bank Corp.                                            32,300     1,455,519
Protective Life Corp.                                     23,300       739,775
Southtrust Corp.                                          19,900       506,206
The PMI Group, Inc.                                       30,400     1,442,100
                                                                  ------------
                                                                    18,681,431
                                                                  ------------
GROWTH CYCLICAL -- 7.3%
Brinker International, Inc.*                              67,500     2,003,906
Federated Department Stores*                              51,600     2,154,300
Jones Apparel Group, Inc.*                                84,300     2,687,062
TJX Cos, Inc.                                            108,700     2,411,781
Target Corp.                                              30,300     2,264,925
Williams-Sonoma, Inc.*                                    33,800     1,047,800
                                                                  ------------
                                                                    12,569,774
                                                                  ------------
HEALTH CARE -- 9.2%
Abbott Laboratories                                       37,800     1,330,089
Biomet, Inc.                                              57,200     2,080,650
Elan Corp., PLC ADR*                                      32,100     1,524,750
Eli Lilly & Co.                                           39,200     2,469,600
Genzyme Corp.*                                            15,600       781,950
Schering-Plough Corp.                                     63,300     2,326,275
Sybron International Corp.*                               69,000     2,001,000
Warner-Lambert Company                                    16,300     1,589,250
Waters Corp.*                                             13,100     1,247,775
Watson Pharmaceutical, Inc.*                              13,700       543,719
                                                                  ------------
                                                                    15,895,058
                                                                  ------------
REAL ESTATE -- 0.9%
General Growth Properties, REIT                           10,100       307,419
Liberty Property Trust, REIT                              24,600       588,863
Prentiss Properties Trust, REIT                           31,400       700,613
                                                                  ------------
                                                                     1,596,895
                                                                  ------------
SERVICES -- 12.0%
AT&T Corp.                                                37,200     2,092,500
Bell Atlantic Corp.                                       57,500     3,514,688
Bellsouth Corp.                                           92,776     4,360,472
Centurytel, Inc.                                          66,425     2,466,028
Gannett Co., Inc.                                         13,600       957,100
General Motors Corp., Class H*                             9,800     1,220,100
Interim Services, Inc.*                                   49,900       926,269

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
SERVICES (CONTINUED)
Knight Ridder, Inc.                                       48,000  $  2,445,000
Omnicom Group                                             28,900     2,700,344
                                                                  ------------
                                                                    20,682,501
                                                                  ------------
TECHNOLOGY -- 24.2%
ADC Telecommunications, Inc.*                             14,800       797,350
Adobe Systems, Inc.                                       22,300     2,482,269
Advanced Micro Devices*                                   24,500     1,398,031
American Power Conversion Corp.*                         112,100     4,806,288
Analog Devices*                                           31,300     2,521,606
Apple Computer, Inc.*                                     28,700     3,897,819
BMC Software, Inc.*                                       14,800       730,750
Computer Associates International, Inc.                   39,400     2,331,988
Corning, Inc.                                              5,200     1,008,800
Cypress Semiconductor Corp.*                              58,700     2,894,644
EMC Corp.*                                                 9,100     1,137,500
Intel Corp.                                               39,300     5,185,144
Rational Software Corp.*                                   4,300       328,950
Sun Microsystems, Inc.*                                   28,100     2,633,057
Symbol Technologies, Inc.                                 49,300     4,058,006
Tellabs, Inc.*                                            17,500     1,102,227
Texas Instruments                                         22,300     3,568,000
Unisys Corp.*                                             32,600       831,300
                                                                  ------------
                                                                    41,713,729
                                                                  ------------
UTILITIES -- 1.9%
AES Corp.*                                                16,800     1,323,000
Calpine Corp.*                                            11,500     1,081,000
Dominion Resources, Inc.                                  20,200       776,438
                                                                  ------------
                                                                     3,180,438
                                                                  ------------
TOTAL EQUITIES (COST $137,319,735)                                 161,446,191
                                                                  ------------

                                                         PAR
                                 RATE      MATURITY     VALUE
                                -------  ------------  --------
SHORT-TERM INVESTMENTS -- 5.3%
U.S. GOVERNMENT AGENCY -- 0.4%
FNMA Discount Note+=/=           6.698%   06/08/2000    $700,000       691,271
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                           (NOTE 1A)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.9%

Morgan Stanley Repurchase Agreement, dated 03/31/00,
due 04/03/00, with a maturity value of $8,497,607 and
effective yield of 5.30%, collateralized by a U.S.
Government Agency Obligation with a rate of 6.50%, a
maturity date of 07/01/09 and aggregate market value
of $8,663,889
                                                                 $   8,493,856
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,186,094)                       9,185,127
                                                                 -------------
TOTAL INVESTMENTS -- 99.0% (COST $146,505,829)                   $ 170,631,318
OTHER ASSETS, LESS LIABILITIES -- 1.0%                               1,736,628
                                                                 -------------
NET ASSETS -- 100.0%                                             $ 172,367,946
                                                                 =============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
*    Non-income producing security.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $146,505,829)                                                             $     170,631,318
  Cash                                                                                  959,032
  Receivable for investments sold                                                     2,255,429
  Interest and dividends receivable                                                     186,419
  Receivable for variation margin on open financial futures
    contracts (Note 5)                                                                   79,750
  Deferred organization costs (Note 1E)                                                  16,257
  Prepaid expenses                                                                        1,404
                                                                              -----------------
    Total assets                                                                    174,129,609

LIABILITIES
  Payable for investments purchased                             $1,709,536
  Accrued accounting and custody fees                               24,906
  Accrued trustees' fees and expenses (Note 2)                       6,559
  Accrued expenses and other liabilities                            20,662
                                                                ----------
    Total liabilities                                                                 1,761,663
                                                                              -----------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)                    $     172,367,946
                                                                              =================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income                                                              $        948,423
  Interest income                                                                       216,925
                                                                               ----------------
    Total income                                                                      1,165,348

EXPENSES
  Investment advisory fee (Note 2)                              $   427,306
  Accounting and custody fees                                        68,590
  Legal and audit services                                           17,702
  Trustees' fees and expenses (Note 2)                                9,550
  Amortization of organization expenses (Note 1E)                     7,468
  Insurance expense                                                   4,286
  Miscellaneous                                                       7,732
                                                                -----------
    Total expenses                                                                      542,634
                                                                               ----------------
      Net investment income                                                             622,714
                                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                              5,462,281
    Financial futures contracts                                     895,856
                                                                -----------
      Net realized gain                                                               6,358,137
  Change in unrealized appreciation (depreciation)
    Investment securities                                        11,198,434
    Financial futures contracts                                     678,744
                                                                -----------
      Net change in unrealized appreciation (depreciation)                           11,877,178
                                                                               ----------------
    Net realized and unrealized gain                                                 18,235,315
                                                                               ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $     18,858,029
                                                                               ================

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                 MARCH 31, 2000         YEAR ENDED
                                                                  (UNAUDITED)       SEPTEMBER 30, 1999
                                                                ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                           $    622,714         $  2,191,260
  Net realized gain                                                  6,358,137           14,598,308
  Net change in unrealized appreciation (depreciation)              11,877,178           25,069,765
                                                                  ------------         ------------
  Net increase in net assets from investment operations             18,858,029           41,859,333
                                                                  ------------         ------------
CAPITAL TRANSACTIONS
  Contributions                                                     10,942,220          130,904,313
  Withdrawals                                                      (48,289,489)        (189,518,283)
                                                                  ------------         ------------
  Net decrease in net assets from capital transactions             (37,347,269)         (58,613,970)
                                                                  ------------         ------------
TOTAL DECREASE IN NET ASSETS                                       (18,489,240)         (16,754,637)

NET ASSETS
  At beginning of period                                           190,857,186          207,611,823
                                                                  ------------         ------------
  At end of period                                                $172,367,946         $190,857,186
                                                                  ============         ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD
                                            SIX MONTHS          YEAR ENDED         NINE MONTHS      MAY 3, 1996
                                              ENDED           SEPTEMBER 30,           ENDED      (COMMENCEMENT OF
                                          MARCH 31, 2000  ----------------------  SEPTEMBER 30,   OPERATIONS) TO
                                           (UNAUDITED)       1999        1998         1997       DECEMBER 31, 1996
                                          --------------  ----------  ----------  -------------  -----------------
RATIOS:
  Expenses (to average daily net assets)         0.64%+        0.60%       0.65%        0.66%+           0.69%+
  Net Investment Income (to average
    daily net assets)                            0.73%+        0.81%       0.75%        0.99%+           1.58%+
  Portfolio Turnover                               33%           90%        144%          75%              78%
  Net Assets, End of Period
    (000's omitted)                          $172,368      $190,857    $207,612     $170,142         $106,278

-----------------
+    Computed on an annualized basis.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Equity Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. As of March 31, 2000 the Standish Equity Fund, Standish Equity Asset Fund and Standish U.S. Equity Fund Limited held approximately 65%, 30% and 5% interests in the Standish Equity Portfolio, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTION AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis, through April 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                          PURCHASES        SALES
                                                                         -----------    -----------
         U.S. Government Securities                                      $        --    $        --
                                                                         ===========    ===========
         Investments (non-U.S.Government Securities)                     $53,425,514    $84,797,377
                                                                         ===========    ===========

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2000 as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                  $146,505,829
                                                                         ============
         Gross unrealized appreciation                                     31,891,523
         Gross unrealized depreciation                                     (7,766,034)
                                                                         ------------
         Net unrealized appreciation                                     $ 24,125,489
                                                                         ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                            STANDISH EQUITY PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      The Portfolio entered into no such transactions for the six months ended March 31, 2000 .

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      The Portfolio had the following open financial futures contracts at March 31, 2000.

                                                                       UNDERLYING FACE
         CONTRACT                 POSITION       EXPIRATION DATE       AMOUNT AT VALUE       UNREALIZED GAIN
         ---------------------------------------------------------------------------------------------------
         S&P 500 (29
           contracts)              Long            6/16/2000             $10,985,925            $646,335

      At March 31, 2000, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open financial futures contracts.

(6)   LINE OF CREDIT

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $25 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2000 the expense related to this commitment fee was $1,668 for the Portfolio.

      During the six months ended March 31, 2000, the Portfolio had no borrowings under the credit facility.

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